John Hancock
High Yield Municipal Bond Fund
Quarterly portfolio holdings 8/31/2023

Fund’s investments
As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.3%				$168,438,829
(Cost $183,954,216)
Alabama 1.0%				1,757,194
The Lower Alabama Gas District Gas Project, Series A	5.000	09-01-46	1,720,000	1,757,194
Arizona 3.6%				6,025,336
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	625,476
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	920,000	747,393
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	1,500,000	1,162,850
Industrial Development Authority American Leadership Academy (A)	4.000	06-15-57	1,000,000	708,533
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	690,086
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	706,746
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	1,000,000	832,517
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	560,000	551,735
Arkansas 1.2%				1,982,730
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.750	09-01-49	1,000,000	961,036
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	1,000,000	1,021,694
California 10.9%				18,528,747
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	1,045,000	1,024,531
California Community Housing Agency Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	290,290
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	1,000,000	947,455
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-46	250,000	222,899
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	598,779
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	575,000	477,983
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,010,819
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	750,000	718,170
California School Finance Authority Valley International Preparatory High School (A)	5.250	03-01-62	1,000,000	760,840
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.250	09-01-52	500,000	482,856
California Statewide Financing Authority Pooled Tobacco Securitization Program, Series C (A)(B)	9.174	06-01-55	8,000,000	473,287
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area #2 - Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	869,414
City of Oroville Oroville Hospital	5.250	04-01-49	705,000	415,576
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	400,000	327,203
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	678,809
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	$365,348
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,000,000	658,569
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	277,589
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.476	06-01-66	7,850,000	777,390
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	750,000	709,128
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)	4.500	09-01-47	1,000,000	1,006,078
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	1,885,000	1,905,330
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	2,000,000	1,984,585
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,500,000	1,545,819
Colorado 5.0%				8,537,368
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	811,309
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	1,575,000	1,400,313
Colorado Health Facilities Authority CommonSpirit Health, Series A-2	4.000	08-01-49	1,000,000	865,343
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,000,000	998,128
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	958,743
Longs Peak Metropolitan District, GO (A)	5.250	12-01-51	1,000,000	832,868
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	680,000
Rampart Range Metropolitan District District No. 5	4.000	12-01-51	1,500,000	1,050,300
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	8.094	12-01-37	1,333,334	432,633
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	507,731
Connecticut 1.7%				2,922,815
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	1,000,000	908,101
Steel Point Infrastructure Improvement District Steelpointe Harbor Project (A)	4.000	04-01-51	1,000,000	796,731
Town of Hamden Whitney Center Project	5.000	01-01-50	1,500,000	1,217,983
District of Columbia 1.9%				3,296,318
Metropolitan Washington DC Airports Authority Series C (C)	6.500	10-01-41	3,000,000	3,296,318
Florida 7.3%				12,365,067
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	4.000	10-01-41	700,000	587,188
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	1,000,000	780,101
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	644,633
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	995,000	856,646
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	1,500,000	$1,246,004
Florida Development Finance Corp River City Science Academy	5.000	07-01-57	680,000	618,304
Florida Development Finance Corp. 2017 Foundation for Global Understanding, Inc. Project, Series A (A)	4.000	07-01-51	250,000	199,886
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	1,000,000	784,788
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	750,000	659,138
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	864,668
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	1,000,000	1,026,804
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-52	1,000,000	943,259
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,000,000	918,877
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	1,000,000	997,421
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	605,000	430,253
Village Community Development District CDD No. 12	4.250	05-01-43	890,000	807,097
Georgia 2.1%				3,543,901
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-37	45,000	38,195
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	500,000	496,636
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	245,000	244,277
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	1,090,000	1,012,030
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	750,000	750,278
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,002,485
Illinois 6.8%				11,525,355
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,042,588
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	485,925
Chicago Board of Education Series H, GO	5.000	12-01-46	1,250,000	1,206,879
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,053,729
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,091,981
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	502,268
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	871,762
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	1,500,000	1,376,691
State of Illinois, GO	4.000	06-01-33	750,000	742,487
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	935,564
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	869,506
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,500,000	$1,345,975
Indiana 1.6%				2,680,027
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	951,841
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	965,000	718,077
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	1,010,109
Iowa 0.9%				1,596,213
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	800,000	760,659
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	835,554
Kansas 0.9%				1,480,285
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	640,000	567,577
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,000,000	912,708
Kentucky 0.4%				654,082
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	654,082
Louisiana 1.5%				2,476,373
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	968,185
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	200,000	188,280
Louisiana Public Facilities Authority Lincoln Preparatory School, Series A (A)	6.375	06-01-52	250,000	236,929
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,082,979
Maryland 2.7%				4,538,275
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,000,273
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	669,057
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	330,000	270,646
Maryland Economic Development Corp. Morgan St. University Project, Series A	6.000	07-01-58	1,000,000	1,092,925
Maryland Economic Development Corp. Port Covington Project	3.250	09-01-30	100,000	92,688
Maryland Economic Development Corp. Port Covington Project	4.000	09-01-50	200,000	161,180
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-45	1,000,000	1,004,845
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	246,661
Massachusetts 1.1%				1,933,489
Massachusetts Development Finance Agency Emerson College	5.000	01-01-45	205,000	198,059
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	246,685
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	$664,658
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	895,000	824,087
Michigan 1.5%				2,613,503
City of Detroit, GO	5.500	04-01-37	465,000	487,967
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	500,000	492,374
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	826,899
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	806,263
Missouri 1.4%				2,401,258
Health & Educational Facilities Authority Lutheran Senior Service Project, Series A	5.000	02-01-42	750,000	714,401
Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,160,000	913,469
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	773,388
Montana 0.3%				459,860
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	600,000	459,860
Nevada 0.3%				468,926
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	700,000	468,926
New Hampshire 0.6%				1,003,322
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	442,664
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	377,005
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(E)	6.125	07-01-52	834,787	183,653
New Jersey 1.3%				2,172,850
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	753,809
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	937,793
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	590,000	481,248
New Mexico 0.2%				413,411
Winrock Town Center Tax Increment Development District No. 1 (A)	4.250	05-01-40	500,000	413,411
New York 6.5%				11,003,375
Build NYC Resource Corp. Seton Education Partners Brilla Project (A)	4.000	11-01-41	250,000	199,395
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-51	750,000	544,867
Build NYC Resource Corp. Shefa School Project, Series A (A)	5.000	06-15-51	250,000	208,738
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	7.963	06-01-60	15,000,000	861,510
Metropolitan Transportation Authority Series C-1	4.750	11-15-45	400,000	398,940
Nassau County Tobacco Settlement Corp. Series D (B)	8.113	06-01-60	12,000,000	654,515
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Counties Tobacco Trust IV Series F (B)	7.769	06-01-60	17,000,000	$1,044,217
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	810,416
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	994,043
New York State Dormitory Authority Garnet Health Medical Center (A)	5.000	12-01-45	1,000,000	916,350
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	999,276
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	3.000	08-01-31	200,000	177,040
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	5.250	08-01-31	790,000	815,489
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	1,000,000	956,165
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	5.000	01-01-36	1,000,000	1,018,470
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	403,944
Ohio 5.9%				10,035,727
Beachwood City School District, GO	4.000	12-01-53	2,000,000	1,847,839
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	500,000	442,412
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,990,000	1,819,044
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	6.515	06-01-57	8,000,000	921,269
Northeast Ohio Medical University Series A	4.000	12-01-35	70,000	65,775
Northeast Ohio Medical University Series A	4.000	12-01-45	225,000	186,897
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series A	3.250	09-01-29	1,750,000	1,658,928
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.500	11-01-42	1,000,000	859,891
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	482,241
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	461,675
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	398,181
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	891,575
Oklahoma 0.9%				1,458,232
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	955,753
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	502,479
Oregon 1.0%				1,650,667
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	750,000	765,290
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	1,000,000	885,377
Pennsylvania 3.1%				5,241,333
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	500,000	285,984
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	$261,707
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	650,000	638,391
Lancaster County Hospital Authority Brethren Village Project	5.000	07-01-30	500,000	476,331
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	1,000,000	910,605
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	988,771
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	563,234
Philadelphia Authority for Industrial Development Philadelphia Electrical & Technology Charter High School	4.000	06-01-51	800,000	587,961
Philadelphia Authority for Industrial Development Tacony Academy Charter School Project (A)	5.500	06-15-43	545,000	528,349
Puerto Rico 3.5%				5,905,800
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	3.296	11-01-43	1,456,772	750,238
Puerto Rico Commonwealth Series A, GO (B)	4.493	07-01-24	7,715	7,433
Puerto Rico Commonwealth Series A, GO (B)	5.115	07-01-33	60,892	37,017
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	47,316	44,200
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	906,531	830,862
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	36,503	32,741
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	49,630	42,762
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	51,615	42,788
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	52,697	53,672
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	52,220	54,407
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	51,373	54,274
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	49,898	53,867
Puerto Rico Electric Power Authority Series A (E)	7.000	07-01-43	1,250,000	340,625
Puerto Rico Electric Power Authority Series TT (E)	5.000	07-01-24	765,000	208,463
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	6.651	07-01-26	1,343,000	1,116,027
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.693	07-01-46	2,475,000	686,264
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.764	07-01-51	3,450,000	708,759
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	841,401
South Carolina 0.5%				891,144
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-48	140,000	115,432
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)	6.250	06-01-40	1,000,000	775,712
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Tennessee 1.4%				$2,404,630
Metropolitan Government Nashville & Davidson County Industrial Development Board South Nashville Central, Series A (A)	4.000	06-01-51	500,000	399,904
Tennessee Energy Acquisition Corp. Series C	5.000	02-01-25	2,000,000	2,004,726
Texas 8.6%				14,649,548
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	1,008,581
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	879,608
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	1,000,000	963,005
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	916,210
City of Houston United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,112,869
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	881,565
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	1,000,000	1,002,719
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B-2, AMT	5.000	07-01-27	500,000	503,674
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,000,673
Love Field Airport Modernization Corp. General Airport Revenue, AMT (C)	4.000	11-01-39	1,000,000	955,166
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	378,483
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	705,081
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-2	6.500	01-01-31	1,000,000	764,457
Port Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	2.750	01-01-36	1,000,000	700,903
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	1,000,000	767,608
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	1,015,000	1,050,925
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,000,000	1,058,021
Utah 1.4%				2,345,038
Military Installation Development Authority Series A-1	4.000	06-01-52	1,220,000	892,895
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-41	1,020,000	908,315
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	150,000	136,060
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	407,768
Vermont 0.6%				1,090,479
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,210,000	1,090,479
Virgin Islands 0.3%				503,378
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	503,378
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Virginia 2.6%				$4,402,568
James City County Economic Development Authority Windsormeade, Series A	4.000	06-01-47	660,000	475,543
Tobacco Settlement Financing Corp. Series D (B)	5.916	06-01-47	4,000,000	1,001,350
Virginia College Building Authority Regent University Project	4.000	06-01-46	250,000	207,531
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,080,000	992,816
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	2,000,000	1,725,328
Washington 0.4%				638,426
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	638,426
West Virginia 0.6%				928,358
City of South Charleston South Charleston Park Place (A)	4.250	06-01-42	1,185,000	928,358
Wisconsin 5.8%				9,913,421
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-37	500,000	523,768
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	259,884
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	790,789
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)(F)	6.625	07-01-53	250,000	250,195
Public Finance Authority Friends Homes, Inc. (A)	5.000	09-01-54	1,000,000	834,430
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	716,576
Public Finance Authority Quality Education Academy Project, Series A (A)	6.500	07-15-63	500,000	497,828
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	397,241
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,771
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	577,340
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	21,543
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	1,000,000	908,727
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	1,000,000	688,010
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	1,150,000	949,388
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	363,833
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	198,090
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,197,009
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	152,927

Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	850,000	575,072
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 1.6%				$2,646,832
(Cost $3,354,480)
Health care 0.5%				743,850
Health care providers and services 0.5%
Tower Health	4.451	02-01-50	1,566,000	743,850
Industrials 1.1%				1,902,982
Construction and engineering 1.1%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	3,000,000	1,902,982

	Yield (%)	Shares	Value
Short-term investments 0.0%			$79
(Cost $79)
Short-term funds 0.0%
John Hancock Collateral Trust (G)	5.4789(H)	8	79
Total investments (Cost $187,308,775) 100.9%			$171,085,740
Other assets and liabilities, net (0.9%)			(1,534,524)
Total net assets 100.0%			$169,551,216

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $57,157,907 or 33.7% of the fund’s net assets as of 8-31-23.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(E)	Non-income producing - Issuer is in default.
(F)	Security purchased or sold on a when-issued or delayed delivery basis.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 8-31-23.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	1.9
Assured Guaranty Municipal Corp.	1.1
TOTAL	3.0
The fund had the following sector composition as a percentage of total investments on 8-31-23:
General obligation bonds	10.0%
Revenue bonds	88.5%
Health care	20.2%
Development	18.5%
Education	16.2%
Other revenue	12.6%
Transportation	5.0%
Tobacco	4.7%
Housing	3.9%
Facilities	2.0%
Airport	1.7%
Pollution	1.6%
Utilities	1.3%
Water and sewer	0.8%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

Corporate bonds	1.5%
TOTAL	100.0%
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2023, by major security category or type:
	Total value at 8-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$168,438,829	—	$168,438,829	—
Corporate bonds	2,646,832	—	2,646,832	—
Short-term investments	79	$79	—	—
Total investments in securities	$171,085,740	$79	$171,085,661	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	8	$1,561,573	$9,407,312	$(10,968,884)	$(226)	$304	$48,578	—	$79
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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